Long-term debt (Details) € in Thousands, $ in Thousands	Sep. 16, 2020 USD ($)	Jul. 17, 2020 USD ($)	May 29, 2020 EUR (€)	Sep. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Long-term debt
Long-term debt				€ 8,025,698	€ 7,905,557
Less current portion				(1,046,030)	(1,447,239)
Long-term debt, less current portion				6,979,668	6,458,318
Fresenius Medical Care US Finance II, Inc.
Long-term debt
Redemption of bonds | $		$ 500,000
Amended 2012 Credit Agreement
Long-term debt
Long-term debt				1,237,781	1,901,372
Bonds
Long-term debt
Long-term debt				6,535,304	4,966,619
European Medium-Term Notes Program bonds
Long-term debt
Principal amount of bonds issued			€ 1,250,000
6-year bonds
Long-term debt
Principal amount of bonds issued			€ 500,000
Term (in years)			6 years
Interest rate (as a percent)			1.00%
Bonds issue price (as a percent)			99.405%
10-year bonds
Long-term debt
Principal amount of bonds issued			€ 750,000
Term (in years)			10 years
Interest rate (as a percent)			1.50%
Bonds issue price (as a percent)			99.742%
10 years and 5 months bonds | Fresenius Medical Care US Finance III, Inc.
Long-term debt
Principal amount of bonds issued | $	$ 1,000,000
Term (in years)	10 years 5 months
Interest rate (as a percent)	2.375%
Bonds issue price (as a percent)	99.699%
Convertible Bonds
Long-term debt
Long-term debt					399,939
Accounts Receivable Facility
Long-term debt
Long-term debt					379,570
Other long-term debt
Long-term debt
Long-term debt				€ 252,613	€ 258,057